LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss attributable to holders of Common stock as reported	$ 2,884					$ (2,831)	$ (2,884)
Weighted average number of shares of Common stock and Preferred C stock used in computing basic and diluted net loss per share	3,536,348	4,583,971	4,574,971	4,583,971	4,573,773	4,578,470	3,536,348
Net loss per share of Common stock, basic and diluted	$ (0.82)	$ (0.19)	$ (0.13)	$ (0.56)	$ (0.24)	$ (0.62)	$ (0.82)
Scenario, Adjustment [Member]
Weighted average number of shares of Common stock and Preferred C stock used in computing basic and diluted net loss per share	1,557,953
Scenario, Previously Reported [Member]
Weighted average number of shares of Common stock and Preferred C stock used in computing basic and diluted net loss per share	1,978,395